GOF P15 01/19

SUPPLEMENT DATED january 24, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin FTSE France ETF

FRANKLIN FTSE Germany etf

Franklin FTSE India ETF

Franklin FTSE Russia ETF

Franklin liberty intermediate municipal opportunities ETF

Franklin liberty international opportunities ETF

FRANKLIN liberty municipal bond etf

(each a series of Franklin Templeton ETF Trust)

The prospectus of each Fund is amended as follows:

Effective January 24, 2019, the number of shares per creation unit for each of the Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Russia ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Opportunities ETF and Franklin Liberty Municipal Bond ETF (each a “Fund” and together, the “Funds”) will change as follows:

Fund	Current Creation Unit Size	New Creation Unit Size
Franklin FTSE France ETF	100,000 shares	50,000 shares
Franklin FTSE Germany ETF	100,000 shares	50,000 shares
Franklin FTSE India ETF	100,000 shares	50,000 shares
Franklin FTSE Russia ETF	100,000 shares	50,000 shares
Franklin Liberty Intermediate Municipal Opportunities ETF	100,000 shares	50,000 shares
Franklin Liberty International Opportunities ETF	100,000 shares	50,000 shares
Franklin Liberty Municipal Bond ETF	100,000 shares	50,000 shares

Therefore, effective January 24, 2019, all references in the Prospectus to the size of the Funds’ creation units are hereby changed as indicated in the table above.

Please keep this supplement with your Prospectus for future reference.

GOF SA4 01/19

SUPPLEMENT DATED january 24, 2019

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin FTSE France ETF

FRANKLIN FTSE Germany etf

Franklin FTSE India ETF

Franklin FTSE Russia ETF

Franklin liberty intermediate municipal opportunities ETF

Franklin liberty international opportunities ETF

FRANKLIN liberty municipal bond etf

(each a series of Franklin Templeton ETF Trust)

The statement of additional information (SAI) is amended as follows:

Effective January 24, 2019, the number of shares per creation unit for each of the Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Russia ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Opportunities ETF and Franklin Liberty Municipal Bond ETF (each a “Fund” and together, the “Funds”) will change as follows:

Fund	Current Creation Unit Size	New Creation Unit Size
Franklin FTSE France ETF	100,000 shares	50,000 shares
Franklin FTSE Germany ETF	100,000 shares	50,000 shares
Franklin FTSE India ETF	100,000 shares	50,000 shares
Franklin FTSE Russia ETF	100,000 shares	50,000 shares
Franklin Liberty Intermediate Municipal Opportunities ETF	100,000 shares	50,000 shares
Franklin Liberty International Opportunities ETF	100,000 shares	50,000 shares
Franklin Liberty Municipal Bond ETF	100,000 shares	50,000 shares

Therefore, effective January 24, 2019, all references in the SAI to the size of the Funds’ creation units are hereby changed as indicated in the table above.

Please keep this supplement with your SAI for future reference.